(Loss)/income per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2026	Jun. 30, 2025
(Loss)/income per share
(Loss)/income per share from continuing operations - basic	$ (0.04)	$ 0.16	[1]	$ 0.15	$ 0.3	[1]
(Loss)/income per share from continuing operations - diluted	(0.04)	0.15	[1]	0.15	0.29	[1]
Income/(loss) per share from discontinued operations - basic	0.02	(0.05)		0.04	(0.09)
Income/(loss) per share from discontinued operations - diluted	0.02	(0.05)		0.04	(0.09)
Basic (Loss)/income per share	(0.03)	0.11	[1]	0.2	0.2	[1]
Diluted (Loss)/income per share	$ (0.03)	$ 0.1	[1]	$ 0.19	$ 0.2	[1]
(Loss)/income from continuing operations	$ (15.1)	$ 52.5	[1]	$ 52.0	$ 99.5	[1]
(Loss)/income for the period attributable to owners of the Company, continuing operations	(15.1)	52.5		52.0	99.5
Income/(loss) from discontinued operation	7.6	(20.2)	[1]	17.5	(36.5)	[1]
Exclude: loss for the period attributable to non-controlling interests	(1.3)	3.1		(2.5)	5.5
Income/(loss) for the period attributable to owners of the Company, discontinued operations	6.3	(17.1)		15.0	(31.0)
(Loss)/income for the period	(7.5)	32.3	[1]	69.5	63.0	[1]
Exclude: loss for the period attributable to non-controlling interests	(1.3)	3.1	[1]	(2.5)	5.5	[1]
(Loss)/income for the period attributable to owners of the Company	$ (8.8)	$ 35.4		$ 67.0	$ 68.5
Weighted average number of ordinary shares outstanding, basic	338,249	335,515		336,988	334,563
Weighted average number of potential ordinary shares, dilutive	5,807	4,640		6,664	5,197

[1]	The results for the three and six months ended June 30, 2025 have been re-presented to reflect that the results of the Latam segment is now reported as a discontinued operation. See note 21.1 for more information